Average Annual Total Returns (Vanguard Federal Money Market Fund Retail)	Vanguard Federal Money Market Fund Vanguard Federal Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014	Citigroup 3-Month U.S. Treasury Bill Index Vanguard Federal Money Market Fund Vanguard Federal Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014	U.S. Government Money Market Funds Average Vanguard Federal Money Market Fund Vanguard Federal Money Market Fund - Investor Shares 9/1/2013 - 8/31/2014
Average Annual Returns for Periods Ended December 31, 2013
One Year	0.02%	0.05%	none
Five Years	0.09%	0.09%	0.02%
Ten Years	1.67%	1.58%	1.34%